Fair Value Measurements (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2015
Embedded Conversion Option Liability [Member]
Changes in the fair value of Level 3 liabilities measured at fair value on recurring basis
Balance at the beginning of the period	$ 0
Established in 2017/2015	4,500
Expensed/Reclassified	(4,500)
Balance at the end of the period	0
Warrant [Member]
Changes in the fair value of Level 3 liabilities measured at fair value on recurring basis
Balance at the beginning of the period	0	$ 0
Established in 2017/2015	152,517	72,333
Changes in Fair Value	(124,139)	647,342
Expensed/Reclassified	0	(719,675)
Balance at the end of the period	$ 28,378	$ 0